Partners' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			6 Months Ended					0 Months Ended		6 Months Ended						0 Months Ended
	Jul. 21, 2014	Apr. 24, 2014	Jan. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 18, 2014 Dynagas GP LLC	Oct. 29, 2013 Dynagas GP LLC	Jun. 18, 2014 Dynagas LNG Partners LP	Nov. 18, 2013 Dynagas LNG Partners LP	Jun. 30, 2014 Dynagas LNG Partners LP Initial Public Offering	Jun. 30, 2014 Dynagas LNG Partners LP Follow-On Offering	Nov. 18, 2013 Dynagas Holding Ltd	Oct. 29, 2013 Dynagas Holding Ltd	Jun. 18, 2014 Overallotment Option	Dec. 05, 2013 Overallotment Option	Jun. 23, 2014 Arctic Aurora
Related Party Transaction
Common unitholders - units issued				20,505,000		14,985,000								6,735,000
Subordinated unitholders - units issued				14,985,000		14,985,000								14,985,000
General Partner unitholders - units issued				35,526		30,000	5,526	30,000
Common unitholders - units offered									5,520,000	8,250,000			4,250,000		720,000	1,875,000
Units issued price per unit									$ 22.79	$ 18
Proceeds from Issuance Initial Public Offering										$ 148,500
Proceeds from issuance of common units, net of commissions										136,900
Underwriting discounts and commissions									4,700	8,900
Other offering costs incurred up to balance sheet date										2,700		500
Other offering costs paid											2,700	40
Proceeds from issuance of common units, net of commissions and expenses									120,600
General Partner Interest in Dynagas LNG Partners LP									0.10%
Proceeds from issuance of general partners units									126
Distribution made to Limited Partner, Distributions paid, Per unit		$ 0.365	$ 0.1746
Total distributions paid to all classes of unitholders		11,000	5,200	16,188	0
Distributions per unit declared - record date	Aug. 05, 2014	May 05, 2014	Feb. 10, 2014
Distributions per unit declared - distribution date	Aug. 12, 2014	May 12, 2014	Feb. 14, 2014
Preferential deemed dividend				$ 25,508	$ 0												$ 25,508